Supplementary information on oil and gas activities (unaudited) - Summary of estimated oil and natural gas proved reserves and technical volumes (Detail) - Proved Reserves [Member]		Dec. 31, 2025 MMBbls Bcf		Dec. 31, 2024 Bcf MMBbls		Dec. 31, 2023 MMBbls Bcf		Dec. 31, 2022 MMBbls Bcf
Mexico [member] | Crude oil, condensate and natural gas liquids [Member]
Disclosure Of Estimated Oil And Natural Gas Proved Reserves And Technical Volumes [Line Items]
Proved Developed	[1]	0	[2]	2.1		1.8		0.2
Proved Undeveloped	[1]	0	[2]	5.3		5.5		2.7
Total proved reserves (developed and undeveloped)	[1]	0	[2]	7.4		7.3		2.9
Mexico [member] | Consumption plus Natural gas sales in BCF [Member]
Disclosure Of Estimated Oil And Natural Gas Proved Reserves And Technical Volumes [Line Items]
Proved Developed | Bcf		0	[1],[2]	4		4.5		0.1
Proved Undeveloped | Bcf		0	[1],[2]	9.4		11.4		5.9
Total proved reserves (developed and undeveloped) | Bcf		0	[1],[2]	13.4		15.9		6
Mexico [member] | Consumption plus Natural gas sales in MMBBL [Member]
Disclosure Of Estimated Oil And Natural Gas Proved Reserves And Technical Volumes [Line Items]
Proved Developed		0	[1],[2]	0.7		0.8		0
Proved Undeveloped		0	[1],[2]	1.7		2		1.1
Total proved reserves (developed and undeveloped)		0	[1],[2]	2.4		2.8		1.1
Argentina [Member] | Crude oil, condensate and natural gas liquids [Member]
Disclosure Of Estimated Oil And Natural Gas Proved Reserves And Technical Volumes [Line Items]
Proved Developed	[1]	208.4		107		71		68.3
Proved Undeveloped	[1]	314.7		208.2		191.3		136.8
Total proved reserves (developed and undeveloped)	[1]	523.1	[3]	315.2	[3]	262.3	[3]	205.1
Argentina [Member] | Consumption plus Natural gas sales in BCF [Member]
Disclosure Of Estimated Oil And Natural Gas Proved Reserves And Technical Volumes [Line Items]
Proved Developed | Bcf		135.2		109		85.5		99.2
Proved Undeveloped | Bcf		230.2		173.2		173.3		139.7
Total proved reserves (developed and undeveloped) | Bcf		365.3	[3]	282.2	[3]	258.8	[3]	238.9
Argentina [Member] | Consumption plus Natural gas sales in MMBBL [Member]
Disclosure Of Estimated Oil And Natural Gas Proved Reserves And Technical Volumes [Line Items]
Proved Developed		24.1		19.4		15.2		17.7
Proved Undeveloped		41		30.8		30.9		24.8
Total proved reserves (developed and undeveloped)		65	[3]	50.2	[3]	46.1	[3]	42.5

[1]	It refers to crude oil, condensate, and LPG.
[2]	See Note 1.1.
[3]	Reserves included in this note have been rounded for ease of presentation. For this reason, certain calculations may have nonmaterial differences in the sums.